EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
EARNINGS (LOSS) PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)	400,000		16,700
Numerator [Abstract]
Net Income (Loss)	$ (72,298)		$ (809)		$ 1,012
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	47,159,402		46,551,564		40,449,522
Dilutive Effect of Stock Options (in shares)	0	[1]	0	[1]	0	[1]
Dilutive - Weighted Average Common Shares Outstanding (in shares)	47,159,402		46,551,564		40,449,522
Income (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (1.53)		$ (0.02)		$ 0.03
Diluted (in dollars per share)	$ (1.53)		$ (0.02)		$ 0.03

[1]	In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 10, there are no more outstanding stock option under the Plan.